UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025.

Date of Report (Date of earliest event reported): February 11, 2026

Commission File Number of securitizer:     025-01132

Central Index Key Number of securitizer:     0001119605

Long Beach Securities Corp.1
(Exact name of securitizer as specified in its charter)

Eric A. Senzon, (813) 584-3951
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

___	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

1 On December 8, 2017, Long Beach Securities Corp. (“Long Beach”) merged with Washington Mutual Mortgage Securities Corp., WaMu Asset Acceptance Corp., WM Asset Holdings Corp. and WaMu Capital Corp, with Washington Mutual Mortgage Securities Corp. (“WMMSC”) being the surviving entity. WMMSC is filing this Form ABS 15-G on behalf of Long Beach, as securitizer, in respect of all mortgage-backed securities representing interests in pools of residential mortgage loans for which Long Beach acted as depositor and which are outstanding during the reporting period.  On September 25, 2008, JPMorgan Chase Bank, National Association (“JPMCB”) acquired the banking operations of Washington Mutual Bank from the Federal Deposit Insurance Corporation (“FDIC”).  It is JPMCB’s position that certain of the repurchase obligations of Washington Mutual Bank remain with the FDIC receivership.  Assets are reported herein in accordance with Rule 15Ga-1 regardless of the validity of the demand or defenses thereto, and nothing in this report shall constitute, or be deemed, a waiver of any rights, defenses, powers or privileges of any party relating to these assets.

Central Index Key Number of depositor:

______________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

______________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 11, 2026	LONG BEACH SECURITIES CORP.

By: WASHINGTON MUTUAL MORTGAGE
SECURITIES CORP., as successor by merger
(Securitizer)

	By:	/s/ Charles R. Del Gatto
		Name:	Charles R. Del Gatto
		Title:	Attorney-in-Fact